CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net (loss) income	$ (216)	$ 163	$ 38	$ (1,052)
Adjustments to reconcile net (loss) income to net cash from operating activities:
Depreciation	268	165	370	311
Amortization	211	228	455	461
Stock-based compensation expense	129	100	247	179
Changes in operating assets and liabilities:
Accounts receivable	(943)	(809)	(618)	310
Unbilled services	184	(122)	(181)	(192)
Prepaid expenses and other current assets	(124)	(264)	(37)	(30)
Accounts payable	638	46	53	(6)
Deferred revenue and customer prepayments	489	754	839	(292)
Accrued interest - related party	(30)	30	0	60
Accrued compensation and benefits	95	171	328	(146)
Other assets	(24)	7	10	(5)
Accrued liabilities			7	(21)
Loss on subsidiary closure			0	80
Deferred income taxes			54	0
Net cash provided by (used in) operating activities	677	469	1,565	(343)
Cash flows from investing activities:
Purchases of property and equipment	(126)	(112)	(185)	(373)
Purchases of intangible assets			(137)	(104)
Payments on long term licenses	(18)	0
Capitalized software development costs	0	(242)	(242)	(300)
Net cash used in investing activities	(144)	(354)	(564)	(777)
Cash flows from financing activities:
Payments on acquisition debt			0	(95)
Payments on capital lease obligations	(92)	(30)	(132)	(26)
Proceeds (payments) on line of credit			(400)	400
Payments of deferred financing costs	(217)	0
Net cash provided by (used in) financing activities	(309)	(30)	(532)	279
Net increase (decrease) in cash and cash equivalents	224	85	469	(841)
Effect of exchange rate changes on cash and cash equivalents	(10)	(33)	2	(29)
Cash and cash equivalents - beginning of year	1,364	893	893	1,763
Cash and cash equivalents - end of year	1,578	945	1,364	893
Cash paid for taxes	31	19	34	50
Cash paid for interest including loan fees	155	27	110	39
Non-cash investing and financing transactions:
Equipment financed through capital lease			372	0
Common stock issued for purchase of company			0	95
Adjustment to intangible assets and acquisition liability			0	141
Purchase of property and equipment via capital lease obligation	$ 0	$ 272